Related Parties - Schedule of Compensation of Key Management Personnel of the Group (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Compensation of Key Management Personnel of the Group [Abstract]
Short-term employee benefits	$ 738,170	$ 640,637
Post-employment pension and medical benefits	17,447	23,071
Total	$ 755,617	$ 663,708